Annual Total Returns [BarChart] - Western Asset High Yield Fund - Class I	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	16.24%
Annual Return 2011	1.87%
Annual Return 2012	17.76%
Annual Return 2013	7.64%
Annual Return 2014	(0.11%)
Annual Return 2015	(7.19%)
Annual Return 2016	15.98%
Annual Return 2017	7.09%
Annual Return 2018	(2.96%)
Annual Return 2019	14.88%